Commitments and Contingencies - Financial Services has Various Agreements to Extend Credit (Details) - Wholesale and dealer financing $ in Millions	Dec. 31, 2021 USD ($)
Line of Credit Facility [Line Items]
Total Credit Limit	$ 7,549
Utilized	2,725
Not Utilized	$ 4,824